Inventories (Schedule of inventories) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials		$ 1,444	$ 995
Finished goods	[1]	1,248	1,851
Inventories		2,692	2,846
Inventory write-down		$ 216	$ 326

[1]	Finished goods include a write-down of $216 and $326 as of December 31,2024 and 2023, respectively.